Capital management (Tables)	6 Months Ended
Jun. 30, 2025
Capital management
Schedule of Company's rating

Rating (1)

	S&P Global	Moody´s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.